CONDENSED STATEMENT OF CASH FLOWS - USD ($)		3 Months Ended		12 Months Ended
	Dec. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (5,288)	$ (18,134,411)	$ (3,413)	$ (28,879,692)
Adjustments to reconcile net loss to net cash used in operating activities:
Formation cost paid through promissory note — related party			3,413	3,413
Change in fair value of warrant liabilities		16,517,333		23,473,333
Interest earned on marketable securities held in Trust Account		(67,456)		(306,930)
Transaction costs				2,536,382
Changes in operating assets and liabilities:
Prepaid expenses		34,533		(160,693)
Accrued expenses	5,288	1,100,620		2,180,406
Net cash used in operating activities		(549,381)		(1,153,781)
Cash Flows from Investing Activities:
Investment of cash in Trust Account				(690,000,000)
Net cash used in investing activities				(690,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid				677,100,000
Proceeds from sale of Private Placement Warrants				15,800,000
Repayment of promissory note — related party				(274,059)
Payments of offering costs				(435,036)
Net cash provided by financing activities				692,190,905
Net Change in Cash		(549,381)		1,037,124
Cash – Beginning of period		1,037,124
Cash – End of period		487,743		1,037,124
Non-Cash Investing and Financing Activities:
Initial classification of Class A ordinary shares subject to possible redemption		595,991,034		595,991,034
Change in value of Class A ordinary shares subject to possible redemption		$ (44,464,304)		(26,329,893)
Deferred underwriting fee payable				24,150,000
Initial classification of warrant liabilities				67,066,666
Payment of offering costs through promissory note — related party				238,558
Offering costs included in accrued offering costs	45,568		145,312
Payment of prepaid expenses through promissory note — related party			85,946	26,800
Offering cost paid directly by Sponsor from proceeds of issuance of Class B ordinary shares			25,000	25,000
Payment of accrued expenses through promissory note — related party			$ 5,288	$ 5,288